Property and Equipment, Net - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property Plant And Equipment [Abstract]
Depreciation expense	$ 1.9	$ 1.5	$ 1.0